Statement of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Aug. 31, 2016	Aug. 31, 2015
Net Cash Provided by (Used in) Operating Activities
Net Income (Loss)	$ (861,069)	$ (173,544)	$ (1,227,747)	$ (846,100)
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities
Depreciation	21,844	35,502	45,078	62,622
Amortization	45,088	36,981	90,177	117,989
Fair Value Change of Derivative Liability		(385,420)	(446,785)	(578,215)
Issuance of Stock and Warrants for Services or Claims	274,494	125,118	783,120	284,600
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	(519,643)	(361,363)	(756,157)	(959,104)
Increase (Decrease) in Operating Assets
Increase (Decrease) in Prepaid Expense and Other Assets	2,995	(1,995)	11,511	(13,421)
Increase (Decrease) in Other Operating Assets
Increase (Decrease) in Operating Assets	2,995	(1,995)	11,511	(13,421)
Increase (Decrease) in Operating Liabilities
Increase (Decrease) in Accounts Payable and Accrued Liabilities	(21,609)	10,414	18,471	(6,947)
Increase (Decrease) in Operating Capital	(21,609)	10,414	18,471	(6,947)
Net Cash Provided by (Used in) Operating Activities	(538,257)	(352,944)	(726,175)	(979,472)
Net Cash Provided by (Used in) Investing Activities
Payments to Acquire Property, Plant, and Equipment		(1,460)		(29,119)
Net Cash Provided by (Used in) Investing Activities		(1,460)		(29,119)
Net Cash Provided by (Used in) Financing Activities
Proceeds from (Repayments of) Short-term Debt	(90,000)	45,000	90,000
Proceeds from Issuance of Common Stock	689,500	309,500	677,792	554,196
Net Cash Provided by (Used in) Financing Activities	599,500	354,500	767,792	554,196
Cash and Cash Equivalents, Period Increase (Decrease)	61,243	96	41,617	(454,395)
Cash and Cash Equivalents, at Carrying Value	46,585	4,968	4,968	459,363
Cash and Cash Equivalents, at Carrying Value	$ 107,828	$ 5,064	$ 46,585	$ 4,968